Schedule of Investments
March 31, 2024 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Value ($)(1)

Common Stocks - 99.38%

Air Courier Services - 9.94%
FedEx Corp.	101,500	29,408,610

Apparel and other Finished Products Made from Fabrics and Similar Materials - 1.21%
Under Armour, Inc. Class A (2)	220,000	1,623,600
Under Armour, Inc. Class C (2)	275,000	1,963,500

		3,587,100

Business Services - 1.63%
MasterCard, Inc. Class A	10,000	4,815,700
The Depository Trust & Clearing Corp. (2) (4)	0	4,758

		4,820,458

Carpets & Rugs - 4.90%
Interface, Inc.	861,100	14,483,702

Electronic Computers - 3.91%
Apple, Inc.	67,500	11,574,900

Farm Machinery & Equipment - 2.29%
Deere & Co.	16,500	6,777,210

Federal & Federally - Sponsored Credit Agencies - 7.93%
Federal Agricultural Mortgage Corp.	62,500	12,305,000
Federal Agricultural Mortgage Corp. Class A	71,500	11,161,865

		23,466,865

Finance Services - 4.91%
KKR & Co., Inc. Class A	144,500	14,533,810

Fire, Marine & Casualty Insurance - 4.72%
Berkshire Hathaway, Inc. Class A (2)	22	13,957,680

Hotels & Motels - 6.74%
Park Hotels & Resorts, Inc.	837,500	14,647,875
PENN Entertainment, Inc. (2)	290,000	5,280,900

		19,928,775

Motor Vehicles & Passenger Car Bodies - 7.93%
Tesla, Inc. (2)	133,500	23,467,965

National Commercial Bank - 4.98%
JP Morgan Chase & Co.	73,500	14,722,050

Real Estate Investment Trusts - 2.19%
Vornado Realty Trust (2)	225,000	6,473,250

Retail-Catalog & Mail-Order Houses - 7.17%
Amazon.com, Inc. (2)	117,500	21,194,650

Retail-Variery Stores - 4.65%
Five Below, Inc. (2)	75,750	13,739,535

Security Brokers, Dealers & Exchanges - 6.71%
Goldman Sachs Group, Inc.	47,500	19,840,275

Semiconductors & Related Devices - 10.08%
NVIDIA Corp.	33,000	29,817,480

State Commercial Banks - 4.01%
East West Bancorp, Inc.	150,000	11,866,500

Transportation Equipment - 3.47%
Polaris, Inc.	102,500	10,262,300

Total Common Stock	(Cost $ 138,699,202)	293,923,115

Money Market Fund - 0.44%

First American Government Obligation Fund Class Z 5.196% (3)	1,320,722	1,320,722

Total Money Market Registered Investment Companies	(Cost $ 1,320,722)	1,320,722

Total Investments - 99.82%	(Cost $ 140,019,924)	295,243,837

Other Assets Less Liabilities - .18%		522,236

Total Net Assets - 100.00%		295,766,073

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$284,077,214
Level 2 - Other Significant Observable Inputs		11,161,865
Level 3 - Significant Unobservable Inputs		4,758
Total		$295,243,837

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 28, 2024.